Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

NOTE 11 – RETIREMENT PLANS

Defined Contribution Plans: The Company has a 401(k) profit sharing plan that provides retirement benefits to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to IRS limitations, with the Company matching a portion of the employees' contributions. The Company also may contribute a portion of its earnings to the plan based upon Company performance. The Company's matching and profit sharing contributions are at the discretion of the Company's Board of Directors. In addition, the Company has defined contribution programs for employees in certain countries outside the United States. Company contributions under all defined contribution plans totaled $23.2 million, $21.1 million and $22.2 million in 2011, 2010 and 2009, respectively.

The Company also has a non-qualified deferred compensation plan that provides certain officers and employees the ability to defer a portion of their compensation until a later date. The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at specified future dates upon retirement, death or termination from the Company. The deferred compensation liability, which is classified as other liabilities, was approximately $205 million and $190 million at December 31, 2011 and January 1, 2011, respectively.

Defined Benefit Plans: The Company has funded and unfunded defined benefit plans for employees in certain countries outside the United States. The Company had an accrued liability totaling $14.5 million and $33.8 million at December 31, 2011 and January 1, 2011, respectively, which approximated the actuarial calculated unfunded liability. The amount of funded plan assets and the amount of pension expense was not material. In connection with the CRM restructuring actions (see Note 8), the Company elected to terminate its defined benefit pension plan in Sweden, made a lump sum settlement payment of $31.2 million during the fourth quarter of 2011 and recognized a pension settlement charge of $12.6 million.